Note 9 - Debt, Net - Components of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Less: debt issuance costs	$ 0	$ (949)	$ (71)
Debt, Current	0	553,965	131,386
Less debt issuance costs	(4,781)	0	(1,943)
Debt, net, non-current - Note 9	139,044	0	$ 296,201
The 2.0 Lien Notes [Member]
Debt, gross	0	208,411
The 1.5 Lien Notes [Member]
Debt, gross	0	137,050
First Lien Agreement [Member]
Debt, gross	0	125,468
The 1.25 Lien Note [Member]
Debt, gross	0	77,212
Promissory Note
Debt, gross	0	6,773
Subordinated Notes [Member]
Debt, gross	80,711	0
Sprott Credit Agreement
Debt, gross	$ 63,114	$ 0